Common Stock (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended	5 Months Ended	12 Months Ended
	Dec. 15, 2015	Oct. 02, 2015	Dec. 31, 2015	Jan. 31, 2014	Mar. 31, 2016	Jun. 30, 2014	Jun. 30, 2015
Number of common stock shares issued for services			579,000
Common stock issued for services			$ 579,000	$ 3,000		$ 3,000	$ 579,000
Common stock, shares authorized	320,000,000				320,000,000	30,000,000	320,000,000
Common stock, par value	$ 0.001	$ 0.0032			$ 0.001	$ 0.001	$ 0.001
Forward stock split description	11:1 forward stock split
Preferred stock, shares authorized	20,000,000				20,000,000		20,000,000
Preferred stock, par value	$ 0.001				$ 0.001		$ 0.001
Number of common stock issued		38,037,120
2016 Stock and Incentive Plan [Member]
Maximum number of shares issued under plan					20,000,000
Percentage of excess of number currently outstanding shares					35.00%
Consulting Agreement [Member] | Non Related Third Party [Member]
Number of common stock shares issued for services		3,190,000
Shares issued price per share		$ 0.00318
Common stock issued for services		$ 10,150
Share Exchange Agreement [Member] | Klear Kapture Inc [Member]
Shares issued price per share		$ 0.00318
Number of shares exchange for unregistered common stock		38,037,120
Number of common stock issued		10,000
Percentage of shares issued and outstanding		100.00%
Number of common stock shares purchased during the period		53,343,620
Number of common stock purchased during the period		$ 345,000
Share Exchange Agreement [Member] | Former Executive Officers And Directors [Member]
Number of common stock shares purchased during the period		107,261,000
Number of common stock purchased during the period		$ 345,000
Share Exchange Agreement [Member] | Robert Gruder [Member]
Percentage of shares issued and outstanding		56.80%
Number of common stock shares exchanged		30,296,563
Number of common stock shares previously owned		7,965